LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of lease liability balance sheet location
Lease liabilities are presented in the consolidated balance sheet under the caption borrowings and lease liabilities current and non-current as follows:

	December 31, 2021	December 31, 2020
	$	$
Lease liabilities (current)	10,639	7,088
Lease liabilities (non-current)	34,162	35,034
	44,801	42,122

Summary of additional information about leasing activities for lessee
As of December 31, 2021, the Company's leases fall into the following categories, by class of right-of-use asset:

Count of leases	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total right-of-use assets
Right-of-use assets leased	40	157	57	254
Leases with extension options	21	35	1	57
Extension options reasonably certain to exercise	10	—	—	10
Leases with options to purchase	1	8	3	12
Purchase options reasonably certain to exercise	1	5	—	6
Leases with variable payments linked to an index	—	36	—	36
Leases with termination options, none of which are reasonably certain to exercise	6	—	1	7

Lease terms on the Company's leasing activities by class of right-of-use asset recognized on the balance sheet are as follows:

	Buildings	Manufacturing equipment	Furniture, office equipment and other
Range of remaining term	1-156 months	1-84 months	1-46 months
Average remaining lease term	40 months	21 months	14 months

Schedule of lease liability rent expense
Rent expense relating to payments not included in the measurement of lease liabilities was approximately $2.5 million and $1.8 million for the years ended December 31, 2021 and 2020, respectively, and is composed of the following:

	December 31, 2021	December 31, 2020
	$	$
Short-term leases	837	826
Leases of low value assets	123	81
Variable lease payments	1,508	850
	2,468	1,757